CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Net income	¥ 216,449	¥ 105,691	¥ 26,054
Other comprehensive income (loss):
Change in cumulative translation adjustments, net of tax	68,090	74,301	(13,801)
Defined benefit pension plans:
Pension liability adjustment	15,093	8,702	(4,203)
Deferred income taxes	(5,384)	(3,007)	1,548
Total	9,709	5,695	(2,655)
Non-trading securities:
Net unrealized gain on non-trading securities	3,358	17,283	1,339
Deferred income taxes	(1,109)	(4,650)	(498)
Total	2,249	12,633	841
Total other comprehensive income (loss)	80,048	92,629	(15,615)
Comprehensive income	296,497	198,320	10,439
Less: Comprehensive income attributable to noncontrolling interests	4,875	3,332	14,309
Comprehensive income (loss) attributable to NHI shareholders	¥ 291,622	¥ 194,988	¥ (3,870)